Financial Instruments - Schedule of Movement of Trade Receivable Allowance for Doubtful Accounts (Details) - CAD ($)	12 Months Ended	13 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Financial Instruments [Abstract]
Balance, beginning of year	$ 623,856	$ 5,613,365
Bad debt expenses		30,847
Foreign exchange (gain) loss	(17,892)	(6,811)
Write-off against reserve		(5,013,545)
Balance, end of year	$ 605,964	$ 623,856